General and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expenses	$ (3,032)	$ (1,023)	$ (6,613)	$ (1,722)	$ (10,497)
Professional fees	(666)	(683)	(2,159)	(2,090)	(7,457)
Other operating expenses	(3,743)	(1,541)	(4,908)	(1,667)	(5,077)
General and administrative expenses	(7,441)	$ (3,247)	$ (13,680)	$ (5,479)	$ (23,031)	$ (3,689)	$ (2,611)
Interest rate basis			41.42%
Castcrown Ltd
Disclosure of comparative information prepared under previous GAAP [line items]
Expected credit losses on loans receivable	$ 3,107
As previously reported
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expenses						(1,045)	(1,002)
Professional fees						(1,473)	(278)
Other operating expenses						(183)	(421)
General and administrative expenses						(2,701)	(1,701)
Restated
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expenses						(2,033)	(1,912)
Professional fees						(1,473)	(278)
Other operating expenses						(183)	(421)
General and administrative expenses						$ (3,689)	$ (2,611)